Label	Element	Value
Boston Common ESG Impact U.S. Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Boston Common ESG Impact U.S. Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Boston Common ESG Impact U.S. Equity Fund (the “U.S. Equity Fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the U.S. Equity Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the U.S. Equity Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jan. 31, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The U.S. Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the above example, affect the U.S. Equity Fund’s performance.  During the most recent fiscal year ended September 30, 2018, the U.S. Equity Fund’s portfolio turnover rate was 27% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the U.S. Equity Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the U.S. Equity Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the U.S. Equity Fund’s operating expenses remain the same (taking into account the contractual Expense Cap for the first year only).

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Boston Common Asset Management, LLC (“Boston Common” or the “Adviser”) seeks to preserve and build capital over the long term through investing in a diversified portfolio of stocks and American Depositary Receipts (“ADRs”) of companies we believe are high quality (lower debt/total capital, earnings stability and stable cash flow), sustainable and undervalued.  We look for companies with sound governance and a history of responsible financial management that we believe are capable of consistent, visible profitability over a long time horizon.  We look for indicators of quality in firms if they are experiencing superior growth and operating successfully in their respective economic sectors. We measure a firm’s growth by comparing its products or services or improving competitive conditions among its peers.  We then determine whether any of the individual firms appear to be trading at discounts to their intrinsic value.  Here our research-driven conviction is enhanced by our 360-degree perspective where we integrate financial and environmental, social, and governance (“ESG”) criteria into the stock selection process.  We believe markets typically misvalue the risks and opportunities presented by ESG factors, both in terms of the timing and the magnitude of outcomes.  We believe shareowner engagement plays a critically important role in raising the sustainability profile of our portfolios and empowers company management to be long-term in its focus.

Boston Common’s ESG research process integrates information from disparate sources to form a holistic understanding of corporate performance.  We may incorporate information from one or more third party ESG research providers, news sources, non-governmental organizations, and company and industry contacts.  We endeavor to integrate financial and sustainability factors into our investment process because we believe ESG research helps us identify companies that will be successful over the long‑term.  We evaluate companies on (E)nvironmental issues, looking for organizations that demonstrate a higher level of environmental responsibility than their peers and understand that natural resources are limited.  We favor companies that conserve natural resources, reduce volume and toxicity of waste generated, and manage direct and indirect greenhouse gas emissions.  We assess a company’s commitment to (S)ocial standards including human rights, animal welfare, workplace health and safety, and fair treatment of employees globally.  We appraise companies’ adherence to best practices in (G)overnance, including policies favoring transparency and accountability to shareholders, and a commitment to diversity.  As a result, we believe ESG research helps improve portfolio quality and financial return potential.

Boston Common selects stocks through bottom-up, fundamental research, while maintaining a disciplined approach to valuation and risk control.  We may sell a security when its price reaches a set target if we believe that other investments are more attractive, or for other reasons we may determine.

We use our voice as a shareowner to raise environmental, social, and governance issues with the management of select portfolio companies through a variety of channels.  These may include engaging in dialogue with management, participating in shareholder proposal filings, voting proxies in accordance with our proxy voting guidelines, and participating in the annual shareholder meeting process.  Through this effort, we seek to encourage a company’s management towards greater transparency, accountability, disclosure and commitment to ESG issues.

The U.S. Equity Fund will normally invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of U.S. companies that meet the Adviser’s ESG criteria.  Equity securities include common and preferred stocks, as well as securities that are convertible into common stocks.  The U.S. Equity Fund may also invest up to 20% of its total assets in ADRs.  The U.S. Equity Fund may also invest in other stable, cash-flow generating companies, including publicly-traded Real Estate Investment Trusts (“REITs”). The U.S. Equity Fund generally seeks to invest in companies that have market capitalizations of $2 billion or greater.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There is the risk that you could lose all or a portion of your investment in the U.S. Equity Fund.  The following risks could affect the value of your investment in the Fund:

•
Market and Regulatory Risk:  Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the U.S. Equity Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.

•
Equity Risk:  Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

•	Management Risk: Boston Common may fail to implement the Fund’s investment strategies or meet its investment objective.

•
Depositary Receipt Risk:  Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. In addition, holders of depositary receipts may have limited voting rights, may not have the same rights afforded to stockholders of a typical company in the event of a corporate action, such as an acquisition, merger or rights offering, and may experience difficulty in receiving company stockholder communications. There is no guarantee that a financial institution will continue to sponsor a depositary receipt, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt. Changes in foreign currency exchange rates will affect the value of depositary receipts and, therefore, may affect the value of your investment in the U.S. Equity Fund.

•
Large Companies Risk:  Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors.  Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

•
Sustainability (ESG) Policy Risk:  The U.S. Equity Fund’s ESG policy could cause it to perform differently compared to similar funds that do not have such a policy.  This ESG policy may result in the U.S. Equity Fund foregoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for ESG reasons when it might be otherwise disadvantageous for it to do so.  The U.S. Equity Fund will vote proxies in a manner which is consistent with its ESG criteria, which may not always be consistent with maximizing short-term performance of the issuer.

•
Real Estate Investment Trusts Risk:  REIT prices may fall because of the failure of borrowers to pay their loans and/or poor management. The value of REITs may also be affected by increases in property taxes and changes in tax laws and interest rates.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is the risk that you could lose all or a portion of your investment in the U.S. Equity Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the U.S. Equity Fund.  The bar chart below illustrates how the U.S. Equity Fund’s total returns have varied from year‑to‑year.  The table below illustrates how the U.S. Equity Fund’s average annual total returns for the 1-year, 5-year and since-inception periods compare with that of a broad-based securities index.  This comparison is provided to offer a broader market perspective.  The U.S. Equity Fund’s past performance, before and after taxes, is not necessarily an indication of how the U.S. Equity Fund will perform in the future and does not guarantee future results.  Updated performance information is available on the U.S. Equity Fund’s website at www.bostoncommonfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the U.S. Equity Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.bostoncommonfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The U.S. Equity Fund’s past performance, before and after taxes, is not necessarily an indication of how the U.S. Equity Fund will perform in the future and does not guarantee future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return As of December 31,
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarterly Return:	Q4, 2013	10.42%

Lowest Quarterly Return:	Q4, 2018	-13.56%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.42%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.56%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the individual investor’s situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, Return After Taxes on Distribution and Sale of Fund Shares may be higher than the other return figures for the same period. This will occur when a capital loss is realized upon the sale of Fund shares or provides an assumed tax benefit that increases the return. Your actual after-tax returns depend on your tax situation and may differ from these shown.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes.  Actual after-tax returns depend on the individual investor’s situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

In certain cases, Return After Taxes on Distribution and Sale of Fund Shares may be higher than the other return figures for the same period. This will occur when a capital loss is realized upon the sale of Fund shares or provides an assumed tax benefit that increases the return. Your actual after-tax returns depend on your tax situation and may differ from these shown.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2018
Boston Common ESG Impact U.S. Equity Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.38%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.49%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.47%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2012
Boston Common ESG Impact U.S. Equity Fund | Boston Common ESG Impact U.S. Equity
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.30%
Fee Reduction and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)
Total Annual Fund Operating Expenses After Fee Reduction and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.00%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	382
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	684
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,541
Annual Return 2013	rr_AnnualReturn2013	31.76%
Annual Return 2014	rr_AnnualReturn2014	8.64%
Annual Return 2015	rr_AnnualReturn2015	1.95%
Annual Return 2016	rr_AnnualReturn2016	7.88%
Annual Return 2017	rr_AnnualReturn2017	20.65%
Annual Return 2018	rr_AnnualReturn2018	(8.45%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(8.45%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.70%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.90%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2012
Boston Common ESG Impact U.S. Equity Fund | Boston Common ESG Impact U.S. Equity | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(9.58%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.04%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.20%
Boston Common ESG Impact U.S. Equity Fund | Boston Common ESG Impact U.S. Equity | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.20%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.44%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.06%

[1]	The Adviser has contractually agreed to reduce its fees and/or pay U.S. Equity Fund expenses (excluding acquired fund fees and expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Fee Reduction and/or Expense Reimbursement to 1.00% of the U.S. Equity Fund's average daily net assets (the "Expense Cap"). The Expense Cap is indefinite, but will remain in effect until at least January 31, 2020 and may be terminated at any time by the Trust's Board of Trustees (the "Board") upon 60 days' notice to the Adviser, or by the Adviser with consent of the Board. The Adviser is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior three years. This reimbursement may be requested if the aggregate amount actually paid by the U.S. Equity Fund toward operating expenses for such period (taking into account any reimbursement) does not exceed the lesser of the Expense Cap in place at the time of waiver or at the time of reimbursement.